Organization and Summary of Significant Accounting Policies - Disaggregated Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Sales	$ 652,540	$ 576,844	$ 1,904,100	$ 1,702,460	$ 2,287,660	$ 2,075,465	$ 1,831,531
Perishable
Disaggregation of Revenue [Line Items]
Sales	223,329	194,723	651,758	578,069	768,373	694,696	621,194
Non Perishable
Disaggregation of Revenue [Line Items]
Sales	$ 429,211	$ 382,121	$ 1,252,342	$ 1,124,391	$ 1,519,287	$ 1,380,769	$ 1,210,337